Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of annual activity of loans outstanding to related parties
	2016	2015

Balance beginning of year	$3,193,470	$3,523,047
Additions	1,178,281	1,138,338
Repayments	(1,259,775)	(1,467,915)

Balance, end of year	$3,111,976	$3,193,470